SUBSEQUENT EVENTS	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jul. 31, 2025
Subsequent Events
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

Merger Agreement

On March 6, 2026, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among the Company, Gravitics Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (the “Merger Sub”), and Gravitics, Inc., a Delaware corporation (“Gravitics”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, at the effective time (the “Effective Time”) (i) Merger Sub will be merged with and into Gravitics, (ii) the separate corporate existence of Merger Sub will thereupon cease and Gravitics will be the surviving corporation (the “Surviving Corporation”), and (iii) the Surviving Corporation will become a wholly-owned subsidiary of the Company (the “Merger”).

The Merger

On March 6, 2026, the Company’s Board of Directors unanimously (i) approved and declared advisable the Merger Agreement and the Merger and other transactions contemplated thereby, (ii) authorized the Company to effect the Reverse Stock Split, at a ratio to be mutually agreed to by the parties, and (iii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of the Company.

At the Effective Time, the Company plans to change its business focus to the business of Gravitics, which designs and manufactures large space structures including orbital carriers, cargo logistics spacecraft, and space station modules to be used for commercial development in earth orbit and beyond. In connection with the Merger, the Company intends to change its name and trading symbol to a name and trading symbol that are more representative of the business of Gravitics.

In addition, at the Effective Time, the members of the Board intend to (i) appoint individuals to the Board to be designated by Gravitics, a majority of whom shall qualify as “independent” under Nasdaq Rule 5605(a)(2), and which will include Colin Doughan, the Chief Executive Officer of Gravitics, as Chairman, and (ii) subsequently, resign as directors. The officers of the Combined Company will be such individuals as are determined by the newly constituted Board.

The parties expect the closing of the Merger to occur on or before June 30, 2026, or on such other date that the parties mutually agree to in writing. See, “Risk Factors-Risks Relating to Our Business-Because Gravitics may not meet closing conditions we may not be successful in consummating the Merger.

Extension of Related Party Promissory Notes

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory notes to extend the maturity date from December 31, 2025 to June 30, 2026 (see Note 7).

Promissory Noted dated January 2, 2026 in the Amount of $100,000

On January 2, 2026, NIMS entered into a Promissory Note in the principal amount of $100,000.00 with Frost Gamma Investments Trust (the “2026 Frost Gamma Note”), a trust controlled by Dr. Phillip Frost, which beneficially owns in excess of 10% of NIMS’ common stock. The interest rate payable by NIMS on the 2026 Frost Gamma Note is 11% per annum, payable on the maturity date of June 30, 2026. The 2026 Frost Gamma Note may be prepaid in advance of the June 30, 2026 maturity date without penalty.

8. SUBSEQUENT EVENT

On July 27, 2026, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Florida to effect a 1-for-150 reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the par value of the Company’s common stock, which remains $0.01 per share, or the number of authorized shares of common stock, which remains 400,000,000 shares. The Reverse Stock Split became effective in the market on July 30, 2026.

As a result of the Reverse Stock Split, all shares and per-share amounts presented in the accompanying condensed consolidated financial statements and notes thereto have been retroactively adjusted to reflect the Reverse Stock Split as if it had occurred at the beginning of the earliest period presented.

On October 30, 2026, the Company entered into a Sixth Amendment to each of (i) that certain Promissory Note dated October 4, 2021 in the principal amount of $75,000 with Frost Gamma Investments Trust (the “2021 Frost Gamma Note”), (ii) that certain Promissory Note dated October 4, 2021 in the principal amount of $75,000 with Dr. Jane Hsiao (the “2021 Hsiao Note”), (iii) that certain Promissory Note dated September 16, 2022 in the principal amount of $75,000 with Frost Gamma Investments Trust (the “2022 Frost Gamma Note”), and (iv) that certain Promissory Note dated September 16, 2022 in the principal amount of $75,000 with Dr. Hsiao (the “2022 Hsiao Note” and, collectively with the 2021 Frost Gamma Note, the 2021 Hsiao Note and the 2022 Frost Gamma Note, the “Affiliate Notes”). Frost Gamma Investments Trust is a trust controlled by Dr. Phillip Frost, a director of the Company, which beneficially owns in excess of 10% of the Company’s common stock. Dr. Hsiao is the Company’s Chairman of the Board and Interim Chief Executive Officer and a beneficial owner in excess of 10% of the Company’s common stock. Each Sixth Amendment extends the maturity date of the applicable Affiliate Note from October 31, 2026 to November 30, 2026. No other provisions of the Affiliate Notes were amended.

10. SUBSEQUENT EVENTS

On August 27, 2025, the Company entered into a promissory note with Frost Gamma in the principal amount of $25,000 which accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

On January 2, 2026, the Company entered into a new promissory agreement with Frost Gamma in the aggregate principal amount of $100,000, which accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.